N-4	Apr. 29, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SBL VARIABLE ANNUITY ACCOUNT XIV
Entity Central Index Key	0001116625
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2025
Amendment Flag	false
SECUREDESIGNS VARIABLE ANNUITY
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last
Purchase Payment, you may be assessed a surrender charge of up to 7% (as a percentage of the portion of the withdrawal amount consisting of Purchase
Payments, including any Bonus Credits paid), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000. This loss will be greater if there are taxes or tax penalties.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Transaction Charges	Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.76%	1.01%
	Investment options[2] (Underlying Fund fees and expenses)	0.61%	2.44%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	1.25%
1
As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,252.24	Highest Annual Cost: $3,679.09
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last
Purchase Payment, you may be assessed a surrender charge of up to 7% (as a percentage of the portion of the withdrawal amount consisting of Purchase
Payments, including any Bonus Credits paid), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000. This loss will be greater if there are taxes or tax penalties.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges	Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.76%	1.01%
	Investment options[2] (Underlying Fund fees and expenses)	0.61%	2.44%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	1.25%
1
As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,252.24	Highest Annual Cost: $3,679.09
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.76%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.01%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.61%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.44%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets.
Optional Benefits Minimum [Percent]	0.05%
Optional Benefits Maximum [Percent]	1.25%
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,252.24	Highest Annual Cost: $3,679.09
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Lowest Annual Cost [Dollars]	$ 1,252.24
Highest Annual Cost [Dollars]	$ 3,679.09
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate
Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract.
●Each investment option (including the Fixed Account, if available) has its own unique risks.
●You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

Investment Restrictions [Text Block]	●Certain investment options may not be available under your Contract.●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.●There are certain restrictions on transfers between the Fixed Account and Subaccounts.●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	●Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.●Certain optional benefits are not available in every state and are subject to age restrictions. The 6% and 7% Guaranteed Growth Death Benefit is not available to Texas residents.●Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.●We do not have the right to modify or terminate an optional benefit. Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Tax Implications [Text Block]	●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2)
10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals”
and “Contingent Deferred Sales Charge” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Base Contract Expenses (as a percentage of average Contract Value)[2]	1.00%
Net Loan Interest Charge[3]	2.16%
Riders Available for Purchase with the Contract[4]
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[5]	0.55%
Waiver of Withdrawal Charge*	0.05%
Alternate Withdrawal Charge (0-Year)*	0.70%
Charge
Alternate Withdrawal Charge (4-Year)[6]*	0.60%
* Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1 We call this the account administration charge in your Contract, as well as in other places in the Prospectus. An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract
Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more on the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract" earlier in this
Prospectus.
2  This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.15% and is deducted daily. The mortality and expense risk charge is 0.85% but is reduced for larger Contract
Values as follows: At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. The minimum mortality and expense risk charge of 0.60% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. The mortality and expense risk charge for Annuity Options 5 and 6 remains as described above. The account administration charge also applies during the Annuity Period. See the discussion under Base Contract Expenses
– “Mortality and Expense Risk Charge” later in this Prospectus.
3 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than
5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
4 If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to
June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company
issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.

	Charge
Riders No Longer Available – Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)	0.85%[7]
Guaranteed Lifetime Withdrawal Benefit (Two Covered Persons)	1.25%[7]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%[6]
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[8]	0.25%
7% Guaranteed Growth Death Benefit[8]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
3% Extra Credit[9]	0.40%
5% Extra Credit[9]	0.70%
	Current	Maximum
Guaranteed Minimum Withdrawal Benefit[10]	0.45%	1.10%
Total Protection[11]	0.85%	1.45%
7
The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
8
Not available to Texas residents.
9
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
10
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June
19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
11
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No
Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal
Charge Rider).

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.61%	2.44%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.60%	2.28%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2026.

Transaction Expenses [Table Text Block]	Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2)
10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals”
and “Contingent Deferred Sales Charge” for more information.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Base Contract Expenses (as a percentage of average Contract Value)[2]	1.00%
Net Loan Interest Charge[3]	2.16%
Riders Available for Purchase with the Contract[4]
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[5]	0.55%
Waiver of Withdrawal Charge*	0.05%
Alternate Withdrawal Charge (0-Year)*	0.70%
Charge
Alternate Withdrawal Charge (4-Year)[6]*	0.60%
* Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1 We call this the account administration charge in your Contract, as well as in other places in the Prospectus. An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract
Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more on the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract" earlier in this
Prospectus.
2  This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.15% and is deducted daily. The mortality and expense risk charge is 0.85% but is reduced for larger Contract
Values as follows: At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. The minimum mortality and expense risk charge of 0.60% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. The mortality and expense risk charge for Annuity Options 5 and 6 remains as described above. The account administration charge also applies during the Annuity Period. See the discussion under Base Contract Expenses
– “Mortality and Expense Risk Charge” later in this Prospectus.
3 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than
5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
4 If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to
June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company
issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.

	Charge
Riders No Longer Available – Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)	0.85%[7]
Guaranteed Lifetime Withdrawal Benefit (Two Covered Persons)	1.25%[7]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%[6]
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[8]	0.25%
7% Guaranteed Growth Death Benefit[8]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
3% Extra Credit[9]	0.40%
5% Extra Credit[9]	0.70%
	Current	Maximum
Guaranteed Minimum Withdrawal Benefit[10]	0.45%	1.10%
Total Protection[11]	0.85%	1.45%
7
The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
8
Not available to Texas residents.
9
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
10
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June
19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
11
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No
Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal
Charge Rider).

Administrative Expense, Maximum [Dollars]	$ 30.00
Administrative Expense, Footnotes [Text Block]	We call this the account administration charge in your Contract, as well as in other places in the Prospectus. An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more on the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract" earlier in this Prospectus.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense, Footnotes [Text Block]	This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.15% and is deducted daily. The mortality and expense risk charge is 0.85% but is reduced for larger Contract Values as follows: At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. The minimum mortality and expense risk charge of 0.60% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. The mortality and expense risk charge for Annuity Options 5 and 6 remains as described above. The account administration charge also applies during the Annuity Period. See the discussion under Base Contract Expenses – “Mortality and Expense Risk Charge” later in this Prospectus.
Annual Portfolio Company Expenses [Table Text Block]	Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.61%	2.44%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.60%	2.28%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2026.

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.61%
Portfolio Company Expenses Maximum [Percent]	2.44%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,982.60
Surrender Expense, 1 Year, Minimum [Dollars]	10,259.00
Surrender Expense, 3 Years, Maximum [Dollars]	22,299.82
Surrender Expense, 3 Years, Minimum [Dollars]	17,444.68
Surrender Expense, 5 Years, Maximum [Dollars]	31,609.50
Surrender Expense, 5 Years, Minimum [Dollars]	23,822.93
Surrender Expense, 10 Years, Maximum [Dollars]	55,244.57
Surrender Expense, 10 Years, Minimum [Dollars]	41,205.18
Annuitized Expense, 1 Year, Maximum [Dollars]	5,708.12
Annuitized Expense, 1 Year, Minimum [Dollars]	3,920.46
Annuitized Expense, 3 Years, Maximum [Dollars]	16,999.82
Annuitized Expense, 3 Years, Minimum [Dollars]	11,891.36
Annuitized Expense, 5 Years, Maximum [Dollars]	28,127.49
Annuitized Expense, 5 Years, Minimum [Dollars]	20,038.74
Annuitized Expense, 10 Years, Maximum [Dollars]	55,244.57
Annuitized Expense, 10 Years, Minimum [Dollars]	41,205.18
No Surrender Expense, 1 Year, Maximum [Dollars]	5,708.12
No Surrender Expense, 1 Year, Minimum [Dollars]	3,920.46
No Surrender Expense, 3 Years, Maximum [Dollars]	16,999.82
No Surrender Expense, 3 Years, Minimum [Dollars]	11,891.36
No Surrender Expense, 5 Years, Maximum [Dollars]	28,127.49
No Surrender Expense, 5 Years, Minimum [Dollars]	20,038.74
No Surrender Expense, 10 Years, Maximum [Dollars]	55,244.57
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 41,205.18
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the optional and standard benefits under the Contract that are currently available or have previously been offered. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Standard Death Benefit – Contract Issue Age 80 or Younger	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●Purchase Payments do not include any Credit Enhancements
and/or Bonus Credits.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
DCA Plus Account
Interest is credited to the portion
of your initial Purchase Payment
allocated to the DCA Plus
Account which is part of the
Company’s Fixed Account, and
amounts are systematically
transferred monthly to the
Subaccounts over the DCA Plus
Period, per your election.
There is no charge for this option.
●The rate of Current Interest credited to the DCA Plus Account will be fixed for the applicable DCA Plus Period (a six-month or
12-month period that begins as of the Valuation Date your
Purchase Payment is applied to the DCA Plus Account).
●The rate of interest for the Fixed Account allocations could be higher.
●You may only allocate Purchase Payments to the DCA Plus
Account. Transfers of Contract Value are not permitted.
●Not available if you have purchased the Extra Credit Rider at 3%,
4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider
or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA
Plus Period has expired.
●Not available in all states.

Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements and Bonus Credits) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
●We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
●The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner is 79 or younger on the Contract Date.
●Available at Contract issue only.
●The benefit will terminate at the Annuity Start Date.
●The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
●Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
●We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.
●You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if your purchase the
Contract with this rider after age 65.
●The benefit differs and is not available in certain states.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Alternate Withdrawal Charge (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.70%
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (4-Year)[1]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.60%[2]
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
●Available at Contract issue only.
●This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

4% Extra Credit	Provides a Credit Enhancement equal to 4% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.55%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
●Not available with the Fixed Account.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
●Available at Contract issue only.
●Available if the Owner is age 80 or younger on the Contract Date.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	2.16% plus the total charges for riders you have selected (as a percentage of loan amount).
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Standard Death Benefit – Contract Issue Age 80 or Younger	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●Purchase Payments do not include any Credit Enhancements
and/or Bonus Credits.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
DCA Plus Account
Interest is credited to the portion
of your initial Purchase Payment
allocated to the DCA Plus
Account which is part of the
Company’s Fixed Account, and
amounts are systematically
transferred monthly to the
Subaccounts over the DCA Plus
Period, per your election.
There is no charge for this option.
●The rate of Current Interest credited to the DCA Plus Account will be fixed for the applicable DCA Plus Period (a six-month or
12-month period that begins as of the Valuation Date your
Purchase Payment is applied to the DCA Plus Account).
●The rate of interest for the Fixed Account allocations could be higher.
●You may only allocate Purchase Payments to the DCA Plus
Account. Transfers of Contract Value are not permitted.
●Not available if you have purchased the Extra Credit Rider at 3%,
4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider
or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA
Plus Period has expired.
●Not available in all states.

Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements and Bonus Credits) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
●We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
●The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner is 79 or younger on the Contract Date.
●Available at Contract issue only.
●The benefit will terminate at the Annuity Start Date.
●The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
●Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
●We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.
●You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if your purchase the
Contract with this rider after age 65.
●The benefit differs and is not available in certain states.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Alternate Withdrawal Charge (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.70%
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (4-Year)[1]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.60%[2]
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
●Available at Contract issue only.
●This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

4% Extra Credit	Provides a Credit Enhancement equal to 4% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.55%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
●Not available with the Fixed Account.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
●Available at Contract issue only.
●Available if the Owner is age 80 or younger on the Contract Date.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	2.16% plus the total charges for riders you have selected (as a percentage of loan amount).
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

Name of Benefit [Text Block]	Name of BenefitName of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A Underlying Funds Available Under the Contract
The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121612. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.06%	9.72%	8.57%	7.36%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.13%	10.43%	3.15%	3.82%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	-3.32%	-2.65%	-0.33%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	13.39%	9.49%	10.46%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	23.93%	12.73%	11.93%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management Company	1.03%	2.93%	0.97%	3.75%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.14%	6.33%	4.29%	5.96%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	9.71%	7.98%	8.79%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.16%	9.01%	5.74%	5.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.89%	7.85%	4.17%	4.74%
Mid Cap Blend	BNY Mellon IP MidCap Stock – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.13%	12.33%	9.00%	7.22%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	7.96%	7.70%	8.33%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.15%	25.39%	15.29%	14.79%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	12.48%	11.66%	11.28%
Large Cap Growth	ClearBridge Variable Growth – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.11%	12.42%	5.83%	5.68%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
Large Cap Value	Fidelity® VIP Equity-Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	15.06%	9.80%	8.94%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.74%	21.91%	13.10%	11.11%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.82%	38.54%	18.46%	17.93%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	8.62%	2.47%	3.90%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.98%	4.81%	5.50%	6.06%
Balanced/Asset Allocation	Franklin Allocation VIP Fund – Class 4 Adviser: Franklin Advisers, Inc.	0.95%	9.15%	5.57%	5.38%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.73%	7.20%	5.29%	5.27%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	4.66%	6.42%	5.87%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%	11.71%	8.36%	8.17%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.05%	4.02%	1.19%	1.98%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.30%	6.83%	3.83%	3.84%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.23%	0.37%	3.73%	0.75%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.32%	7.63%	3.73%	4.43%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.87%	-3.66%	2.43%	1.68%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	0.98%	3.09%	1.01%	2.51%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	30.09%	13.40%	8.85%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
Intermediate Core-Plus Bond	Invesco V.I. Core Plus Bond – Series II Adviser: Invesco Advisers, Inc.	1.01%	2.72%	0.08%	1.98%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-1.80%	-2.39%	1.52%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.61%	4.72%	2.14%	1.39%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	1.48%	-0.40%	0.67%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.99%	6.72%	1.90%	3.73%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.25%	22.18%	7.27%	8.59%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	8.52%	7.13%	7.87%
Large Cap Growth	LVIP American Century Ultra – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.92%	28.62%	18.01%	16.29%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.91%	9.29%	8.41%	8.01%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.72%	1.46%	-0.19%	1.24%
Global Allocation	Macquarie VIP Asset Strategy - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited; Macquarie Investment Management Global Limited	1.03%	12.44%	6.56%	5.27%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	2.78%	3.64%	4.95%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	7.46%	5.89%	6.20%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.05%	11.34%	5.61%	6.02%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.51%	7.72%	1.23%	3.03%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.89%	14.58%	8.63%	8.05%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.86%	10.17%	5.53%	5.54%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.97%	5.29%	1.75%	2.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.87%	12.67%	7.32%	7.00%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.92%	7.97%	3.81%	4.13%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.13%	10.25%	8.87%	8.54%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.02%	13.46%	9.70%	8.86%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	25.88%	14.10%	12.69%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.15%	32.18%	17.69%	15.83%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.16%	17.37%	9.98%	10.38%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.27%	8.51%	7.56%	6.57%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.45%	12.76%	7.06%	8.07%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	9.05%	8.67%	8.42%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.14%	12.59%	8.33%	7.69%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.34%	3.74%	4.42%	4.37%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	2.44%	4.16%	7.10%	1.65%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.38%	7.42%	0.82%	3.27%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.01%	5.46%	1.34%	2.51%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.89%	2.43%	-0.13%	1.43%
Small Cap Value	Putnam VT Small Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.02%	6.20%	10.71%	8.10%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.18%	13.67%	11.00%	7.28%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	1.42%	5.81%	8.20%
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	7.67%	0.88%	3.98%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.77%	-11.37%	-4.85%	-2.03%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	6.70%	1.81%	3.45%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121612. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Portfolio Companies [Table Text Block]
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.06%	9.72%	8.57%	7.36%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.13%	10.43%	3.15%	3.82%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	-3.32%	-2.65%	-0.33%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	13.39%	9.49%	10.46%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	23.93%	12.73%	11.93%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management Company	1.03%	2.93%	0.97%	3.75%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.14%	6.33%	4.29%	5.96%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	9.71%	7.98%	8.79%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.16%	9.01%	5.74%	5.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.89%	7.85%	4.17%	4.74%
Mid Cap Blend	BNY Mellon IP MidCap Stock – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.13%	12.33%	9.00%	7.22%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	7.96%	7.70%	8.33%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.15%	25.39%	15.29%	14.79%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	12.48%	11.66%	11.28%
Large Cap Growth	ClearBridge Variable Growth – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.11%	12.42%	5.83%	5.68%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
Large Cap Value	Fidelity® VIP Equity-Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	15.06%	9.80%	8.94%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.74%	21.91%	13.10%	11.11%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.82%	38.54%	18.46%	17.93%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	8.62%	2.47%	3.90%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.98%	4.81%	5.50%	6.06%
Balanced/Asset Allocation	Franklin Allocation VIP Fund – Class 4 Adviser: Franklin Advisers, Inc.	0.95%	9.15%	5.57%	5.38%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.73%	7.20%	5.29%	5.27%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	4.66%	6.42%	5.87%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%	11.71%	8.36%	8.17%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.05%	4.02%	1.19%	1.98%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.30%	6.83%	3.83%	3.84%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.23%	0.37%	3.73%	0.75%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.32%	7.63%	3.73%	4.43%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.87%	-3.66%	2.43%	1.68%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	0.98%	3.09%	1.01%	2.51%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	30.09%	13.40%	8.85%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
Intermediate Core-Plus Bond	Invesco V.I. Core Plus Bond – Series II Adviser: Invesco Advisers, Inc.	1.01%	2.72%	0.08%	1.98%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-1.80%	-2.39%	1.52%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.61%	4.72%	2.14%	1.39%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	1.48%	-0.40%	0.67%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.99%	6.72%	1.90%	3.73%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.25%	22.18%	7.27%	8.59%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	8.52%	7.13%	7.87%
Large Cap Growth	LVIP American Century Ultra – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.92%	28.62%	18.01%	16.29%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.91%	9.29%	8.41%	8.01%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.72%	1.46%	-0.19%	1.24%
Global Allocation	Macquarie VIP Asset Strategy - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited; Macquarie Investment Management Global Limited	1.03%	12.44%	6.56%	5.27%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	2.78%	3.64%	4.95%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	7.46%	5.89%	6.20%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.05%	11.34%	5.61%	6.02%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.51%	7.72%	1.23%	3.03%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.89%	14.58%	8.63%	8.05%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.86%	10.17%	5.53%	5.54%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.97%	5.29%	1.75%	2.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.87%	12.67%	7.32%	7.00%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.92%	7.97%	3.81%	4.13%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.13%	10.25%	8.87%	8.54%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.02%	13.46%	9.70%	8.86%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	25.88%	14.10%	12.69%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.15%	32.18%	17.69%	15.83%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.16%	17.37%	9.98%	10.38%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.27%	8.51%	7.56%	6.57%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.45%	12.76%	7.06%	8.07%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	9.05%	8.67%	8.42%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.14%	12.59%	8.33%	7.69%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.34%	3.74%	4.42%	4.37%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	2.44%	4.16%	7.10%	1.65%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.38%	7.42%	0.82%	3.27%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.01%	5.46%	1.34%	2.51%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.89%	2.43%	-0.13%	1.43%
Small Cap Value	Putnam VT Small Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.02%	6.20%	10.71%	8.10%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.18%	13.67%	11.00%	7.28%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	1.42%	5.81%	8.20%
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	7.67%	0.88%	3.98%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.77%	-11.37%	-4.85%	-2.03%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	6.70%	1.81%	3.45%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Portfolio Company Objective [Text Block]	InvestmentType
Some Portfolio Companies not Available for All Benefits [Text Block]	Optional Rider Investment Restrictions
If you have elected one of the optional riders listed in the table below, your Contract is subject to investment allocation restrictions. Depending on the optional riders you choose, you may not be able to invest in certain Underlying Funds or the Fixed Account. In addition, other investment restrictions may apply, as shown below.
Riders Currently Available
Rider	Investment Restrictions
Extra Credit at 4%	Fixed Account not available as an investment option
0-Year or 4-Year Alternate Withdrawal Charge (The 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved)	Fixed Account not available as an investment option
Riders No Longer Available
Rider	Investment Restriction	Investment Allocation Impact on Crediting Rate
Guaranteed Lifetime Withdrawal Benefit	Fixed Account not available as an investment option	N/A
Guaranteed Minimum Income Benefit at 5%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account. All other investments will be credited at 5%.

6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly the Dollar for the Dollar Living Benefit)	N/A
The Company will credit a maximum rate of 3% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the PIMCO Low Duration Subaccount, the Fixed
Account and the Loan Account. All other investments will be
credited at 6%.

Guaranteed Growth Death Benefit	N/A
If you elected this benefit at 5%, 6% or 7%, the Company will credit a maximum rate of 4% for amounts allocated to the
Invesco V.I. Government Money Market Subaccount, the Fixed
Account and Loan Account. All other investments will be
credited at the rate you selected.

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit)	N/A
The Company will credit a maximum rate of 3% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the PIMCO Low Duration Subaccount, the Fixed
Account and the Loan Account. All other investments will be
credited at 6%.

Extra Credit (3% or 5%)	Fixed Account not available as an investment option	N/A

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
SECUREDESIGNS VARIABLE ANNUITY | RiskofInvestmentLossMember
Prospectus:
Principal Risk [Text Block]	Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
SECUREDESIGNS VARIABLE ANNUITY | ShortTermInvestmentRiskWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
SECUREDESIGNS VARIABLE ANNUITY | SubaccountRiskMember
Prospectus:
Principal Risk [Text Block]	Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
SECUREDESIGNS VARIABLE ANNUITY | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
SECUREDESIGNS VARIABLE ANNUITY | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
SECUREDESIGNS VARIABLE ANNUITY | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
SECUREDESIGNS VARIABLE ANNUITY | BusinessDisruptionandCybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
SECUREDESIGNS VARIABLE ANNUITY | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.
SECUREDESIGNS VARIABLE ANNUITY | CreditEnhancementRiskMember
Prospectus:
Principal Risk [Text Block]	Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
SECUREDESIGNS VARIABLE ANNUITY | TaxConsequencesRiskMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
SECUREDESIGNS VARIABLE ANNUITY | AdvisoryFeeDeductionRiskMember
Prospectus:
Principal Risk [Text Block]	Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.
SECUREDESIGNS VARIABLE ANNUITY | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
SECUREDESIGNS VARIABLE ANNUITY | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.●Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.●The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
SECUREDESIGNS VARIABLE ANNUITY | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract.●Each investment option (including the Fixed Account, if available) has its own unique risks.●You should review the investment options before making an investment decision.
SECUREDESIGNS VARIABLE ANNUITY | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations (including under the Fixed Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
SECUREDESIGNS VARIABLE ANNUITY | ABDiscoveryValueClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	AB Discovery Value – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
SECUREDESIGNS VARIABLE ANNUITY | ABVPSDynamicAssetAllocationClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	3.82%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISAssetAllocationClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISCapitalWorldBondClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	American Funds IS® Capital World Bond – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(3.32%)
Average Annual Total Returns, 5 Years [Percent]	(2.65%)
Average Annual Total Returns, 10 Years [Percent]	(0.33%)
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISGlobalGrowthClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds IS® Global Growth – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	10.46%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISGrowthIncomeClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	23.93%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]	11.93%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISInternationalClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds IS® International – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	2.93%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	3.75%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISNewWorldClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	American Funds IS® New World – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	5.96%
SECUREDESIGNS VARIABLE ANNUITY | BlackRockEquityDividendVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.71%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	8.79%
SECUREDESIGNS VARIABLE ANNUITY | BlackRockGlobalAllocationVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited; BlackRock International Limited
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	5.33%
SECUREDESIGNS VARIABLE ANNUITY | BlackRockHighYieldVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.74%
SECUREDESIGNS VARIABLE ANNUITY | BNYMellonIPMidCapStockServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon IP MidCap Stock – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.33%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	7.22%
SECUREDESIGNS VARIABLE ANNUITY | BNYMellonIPSmallCapStockIndexServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon IP Small Cap Stock Index – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	8.33%
SECUREDESIGNS VARIABLE ANNUITY | BNYMellonIPTechnologyGrowthServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.39%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	14.79%
SECUREDESIGNS VARIABLE ANNUITY | BNYMellonVIFAppreciationServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon VIF Appreciation – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co., LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	11.66%
Average Annual Total Returns, 10 Years [Percent]	11.28%
SECUREDESIGNS VARIABLE ANNUITY | ClearBridgeVariableGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Growth – Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	5.68%
SECUREDESIGNS VARIABLE ANNUITY | ClearbridgeVariableSmallCapGrowthClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth – Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	7.93%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPEquityIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	8.94%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPGrowthandIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	21.91%
Average Annual Total Returns, 5 Years [Percent]	13.10%
Average Annual Total Returns, 10 Years [Percent]	11.11%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPGrowthOpportunitiesServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	38.54%
Average Annual Total Returns, 5 Years [Percent]	18.46%
Average Annual Total Returns, 10 Years [Percent]	17.93%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPHighIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Fidelity® VIP High Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	3.90%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPOverseasServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	6.06%
SECUREDESIGNS VARIABLE ANNUITY | FranklinAllocationVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund – Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	5.38%
SECUREDESIGNS VARIABLE ANNUITY | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.27%
SECUREDESIGNS VARIABLE ANNUITY | FranklinMutualGlobalDiscoveryVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.87%
SECUREDESIGNS VARIABLE ANNUITY | FranklinSmallCapValueVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
SECUREDESIGNS VARIABLE ANNUITY | FranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	1.98%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFFloatingRateStrategiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Floating Rate Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Floating Rate Strategies
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	3.84%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFGlobalManagedFuturesStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Global Managed Futures Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	0.37%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	0.75%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFHighYieldMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Guggenheim VIF High Yield
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	4.43%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFMultiHedgeStrategiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Multi-Hedge Strategies
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.87%
Average Annual Total Returns, 1 Year [Percent]	(3.66%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	1.68%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFTotalReturnBondMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Total Return Bond
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.09%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	2.51%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIAmericanValueSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. American Value – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	30.09%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	8.85%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIComstockSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.21%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVICorePlusBondSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	2.72%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.98%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIDiscoveryMidCapGrowthSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.29%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIEquityandIncomeSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	7.09%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIEQVInternationalEquitySeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	0.34%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	4.10%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIGlobalSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco V.I. Global – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.58%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIGlobalRealEstateSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(1.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.39%)
Average Annual Total Returns, 10 Years [Percent]	1.52%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIGovernmentMoneyMarketSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Invesco V.I. Government Money Market – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	1.39%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIGovernmentSecuritiesSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Invesco V.I. Government Securities – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	(0.40%)
Average Annual Total Returns, 10 Years [Percent]	0.67%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIHealthCareSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Health Care – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	4.17%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	5.40%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIMainStreetMidCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.68%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIMainStreetSmallCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	8.73%
SECUREDESIGNS VARIABLE ANNUITY | JanusHendersonVITEnterpriseServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	12.12%
SECUREDESIGNS VARIABLE ANNUITY | JanusHendersonVITResearchServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	34.96%
Average Annual Total Returns, 5 Years [Percent]	16.49%
Average Annual Total Returns, 10 Years [Percent]	14.25%
SECUREDESIGNS VARIABLE ANNUITY | LordAbbettSeriesBondDebentureVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	3.73%
SECUREDESIGNS VARIABLE ANNUITY | LordAbbettSeriesDevelopingGrowthVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Developing Growth VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	22.18%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.59%
SECUREDESIGNS VARIABLE ANNUITY | LVIPAmericanCenturyMidCapValueServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.87%
SECUREDESIGNS VARIABLE ANNUITY | LVIPAmericanCenturyUltraServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	LVIP American Century Ultra – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	28.62%
Average Annual Total Returns, 5 Years [Percent]	18.01%
Average Annual Total Returns, 10 Years [Percent]	16.29%
SECUREDESIGNS VARIABLE ANNUITY | LVIPAmericanCenturyValueServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	LVIP American Century Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.01%
SECUREDESIGNS VARIABLE ANNUITY | LVIPJPMorganCoreBondServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
SECUREDESIGNS VARIABLE ANNUITY | MacquarieVIPAssetStrategyServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.27%
SECUREDESIGNS VARIABLE ANNUITY | MFSVITIIResearchInternationalServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT II Research International – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	2.78%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.95%
SECUREDESIGNS VARIABLE ANNUITY | MFSVITTotalReturnServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	MFS® VIT Total Return – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	6.20%
SECUREDESIGNS VARIABLE ANNUITY | MFSVITUtilitiesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	MFS® VIT Utilities – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
SECUREDESIGNS VARIABLE ANNUITY | MorganStanleyVIFEmergingMarketsEquityClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity – Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	3.03%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	8.05%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	5.54%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.50%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	7.00%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarIncomeandGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	4.13%
SECUREDESIGNS VARIABLE ANNUITY | NAAAllCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi Cap Value
Portfolio Company Name [Text Block]	NAA All Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	8.54%
SECUREDESIGNS VARIABLE ANNUITY | NAALargeCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	NAA Large Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.86%
SECUREDESIGNS VARIABLE ANNUITY | NAALargeCoreSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	NAA Large Core Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	14.10%
Average Annual Total Returns, 10 Years [Percent]	12.69%
SECUREDESIGNS VARIABLE ANNUITY | NAALargeGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	32.18%
Average Annual Total Returns, 5 Years [Percent]	17.69%
Average Annual Total Returns, 10 Years [Percent]	15.83%
SECUREDESIGNS VARIABLE ANNUITY | NAAMidGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	NAA Mid Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	10.38%
SECUREDESIGNS VARIABLE ANNUITY | NAASmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	NAA Small Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.57%
SECUREDESIGNS VARIABLE ANNUITY | NAASmallGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	NAA Small Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	8.07%
SECUREDESIGNS VARIABLE ANNUITY | NAASMidCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	NAA SMid-Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	8.42%
SECUREDESIGNS VARIABLE ANNUITY | NAAWorldEquityIncomeSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	7.69%
SECUREDESIGNS VARIABLE ANNUITY | NeubergerBermanAMTSustainableEquityClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity – Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.52%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	11.18%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITAllAssetAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO VIT All Asset – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	2.34%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	4.37%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITCommodityRealReturnStrategyAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn Strategy – Adminis-trative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.44%
Average Annual Total Returns, 1 Year [Percent]	4.16%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	1.65%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITEmergingMarketsBondAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	7.42%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	3.27%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	2.51%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITLowDurationAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.28%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITRealReturnAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.16%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITTotalReturnAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
SECUREDESIGNS VARIABLE ANNUITY | PutnamVTSmallCapValueClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
SECUREDESIGNS VARIABLE ANNUITY | RoyceMicroCapInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Royce Micro-Cap – Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	13.67%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	7.28%
SECUREDESIGNS VARIABLE ANNUITY | TRowePriceHealthSciencesClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.20%
SECUREDESIGNS VARIABLE ANNUITY | TempletonDevelopingMarketsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.98%
SECUREDESIGNS VARIABLE ANNUITY | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
SECUREDESIGNS VARIABLE ANNUITY | WesternAssetVariableGlobalHighYieldBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond – Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.45%
SECUREDESIGNS VARIABLE ANNUITY | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 01, 2010
SECUREDESIGNS VARIABLE ANNUITY | StandardDeathBenefitContractIssueAge81andOlderMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 81 and Older
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 81 and Older
SECUREDESIGNS VARIABLE ANNUITY | StandardDeathBenefitContractIssueAge80orYoungerMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 80 or Younger
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.●Purchase Payments do not include any Credit Enhancements and/or Bonus Credits.●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 80 or Younger
SECUREDESIGNS VARIABLE ANNUITY | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to set up automatic periodic payments from your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $100 (unless we consent otherwise).●Withdrawals may be subject to income tax and penalties.
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or the Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.” If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options. In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero. The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account. The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.” If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, we will not automatically cancel any existing systematic withdrawals that you have established. Since “Excess Withdrawals” may significantly reduce or even eliminate your ability to make lifetime withdrawals under the rider, you should consider whether any existing systematic withdrawals should be adjusted. See “Guaranteed Lifetime Withdrawal Benefit Rider” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010.
SECUREDESIGNS VARIABLE ANNUITY | DollarCostAveragingOptionMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The minimum amount that may be transferred to any one Subaccount is $25.00.●The Company may discontinue, modify, or suspend Dollar Cost Averaging at any time.●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Operation of Benefit [Text Block]	Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses. A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year. After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.” You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option. If the Fixed Account is available under your Contract, you may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
SECUREDESIGNS VARIABLE ANNUITY | AssetReallocationOptionMember
Prospectus:
Name of Benefit [Text Block]	Asset Reallocation Option
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Name of Benefit [Text Block]	Asset Reallocation Option
Operation of Benefit [Text Block]	Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses. To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount. Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.” You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option. Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
SECUREDESIGNS VARIABLE ANNUITY | DCAPlusAccountMember
Prospectus:
Name of Benefit [Text Block]	DCA Plus Account
Purpose of Benefit [Text Block]	Interest is credited to the portion of your initial Purchase Payment allocated to the DCA Plus Account which is part of the Company’s Fixed Account, and amounts are systematically transferred monthly to the Subaccounts over the DCA Plus Period, per your election.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The rate of Current Interest credited to the DCA Plus Account will be fixed for the applicable DCA Plus Period (a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account).●The rate of interest for the Fixed Account allocations could be higher.●You may only allocate Purchase Payments to the DCA Plus Account. Transfers of Contract Value are not permitted.●Not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA Plus Period has expired.●Not available in all states.
Name of Benefit [Text Block]	DCA Plus Account
SECUREDESIGNS VARIABLE ANNUITY | LoansMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.16%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.16%
Optional Benefit Expense, Footnotes [Text Block]	The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.16%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.16%
Optional Benefit Expense, Footnotes [Text Block]	The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
Brief Restrictions / Limitations [Text Block]	●Only available to participants in a tax deferred retirement plan that allows participant loans.●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.●Collateral in the Loan Account does not participate in the investment experience of the Subaccounts, which can impact the Contract Value and death benefit, even if the loan is repaid in full.
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we are only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or Program for any additional loan restrictions. Upon receipt by the Company of a written loan application and agreement and subject to the Company’s approval (which approval or disapproval may be postponed for up to six months after receipt of the loan application), Contract Value in an amount equal to the loan amount is withdrawn from the Subaccounts and/or the Fixed Account proportionately as it is currently invested in the Subaccounts and/or the Fixed Account and transferred into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3.0% on an annual basis. The Owner’s Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See “The Fixed Account” to determine its availability. Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but once a loan has been issued, the Company will not change the loan interest rate. The loan interest amount will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. For example, if you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 5.36% (5.16% + 0.20%). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans. Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. There is no required minimum payment. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099 R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contract Owner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. The Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan. While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. The Contract Value at surrender and the death proceeds payable will be reduced by the amount of any outstanding Contract Debt plus accrued interest. Loans, therefore, can affect the Contract Value and benefits linked to the Contract Value, whether or not the loan is repaid. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code. In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance. You should consult with your tax advisor on the effect of a loan. If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, you were required to repay any outstanding loan before we issued the rider, and you may not take a new loan while the rider is in effect.
SECUREDESIGNS VARIABLE ANNUITY | AnnualSteppedUpDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Name of Benefit [Text Block]	Annual Stepped Up Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements and Bonus Credits) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	●We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.●The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the Valuation Date such proof of death and instructions are received by the Company.●Available if the Owner is 79 or younger on the Contract Date.●Available at Contract issue only.●The benefit will terminate at the Annuity Start Date.●The death benefit will be reduced by any outstanding Contract Debt, pro rata account administration charge, and premium tax.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Annual Stepped Up Death Benefit
Operation of Benefit [Text Block]	Annual Stepped Up Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit (except the death benefit calculated under number 1 below) also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of: 1.The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits) less any withdrawals (including systematic withdrawals) and withdrawal charges; 2.The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or 3.The Stepped Up Death Benefit. The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit: ●The Contract Value on each Contract anniversary that occurs prior to the oldest Owner attaining age 81; plus ●Any Purchase Payments received by the Company since the applicable Contract anniversary; less ●An adjustment for any withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, by the Contract Value immediately prior to the withdrawal. If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in number 2 above. This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.”
Calculation Method of Benefit [Text Block]	Example of the Annual Stepped Up Death Benefit. Assume: (i)The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract. (ii)The Owner is 60 years old when the Contract is issued. (iii)The Owner takes no withdrawals between the date the Contract was issued and the date of the Owner’s death. At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000. The Owner dies during the third Contract Year. At the time of the Owner’s death, the Contract Value is $55,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this case, $50,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $55,000); or (3) the Stepped Up Death Benefit (in this case, $65,000). Thus, $65,000 is the death benefit. Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal. Assume: (i)The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract. (ii)The Owner is 60 years old when the Contract is issued. At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000. The Owner takes a free withdrawal of $4,900 in the third Contract Year. The Contract Value prior to the withdrawal is $35,000. As a result of the withdrawal, the Stepped Up Death Benefit is reduced as follows: Withdrawal amount / Contract Value prior to withdrawal $4,900 / $35,000 = 0.14 or 14% Stepped Up Death Benefit x 14% $65,000 x 14% = $9,100
$65,000 - $9,100 = $55,900 The Stepped Up Death Benefit following the withdrawal is $55,900. Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal to Pay Advisory Fees. Assume: (i)The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract. (ii)The Stepped Up Death Benefit prior to the advisory fee withdrawal is $125,000. The Owner makes a $1,000 withdrawal to pay advisory fees. The Stepped Up Death Benefit is reduced as follows:
Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x [1 - .01] = $123,750 The $1,000 withdrawal causes the Stepped Up Death Benefit to decrease by $1,250.
SECUREDESIGNS VARIABLE ANNUITY | WaiverofWithdrawalChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.05%
Name of Benefit [Text Block]	Waiver of Withdrawal Charge
Purpose of Benefit [Text Block]	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.05%
Brief Restrictions / Limitations [Text Block]	●Subject to a written physician’s statement acceptable to the Company or a certified Social Security finding of disability.●We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.●You will receive no benefit from the disability portion of this rider (and the rider charge will remain the same) if your purchase the Contract with this rider after age 65.●The benefit differs and is not available in certain states.●Available at Contract issue only.●Depending on the Annuity Option chosen, a rider fee may be imposed for the life of the Contract.
Name of Benefit [Text Block]	Waiver of Withdrawal Charge
Operation of Benefit [Text Block]	Waiver of Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65, (2) your confinement to a nursing home, or (3) terminal illness. The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date. The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued. The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite. Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability. The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey. If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. This means that if the withdrawal amount exceeds the Purchase Payment(s) made during the 12 months preceding the withdrawal, 100% of any Credit Enhancements paid will be forfeited. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Calculation Method of Benefit [Text Block]	Example of the Waiver of Withdrawal Charge. Assume: (i)The Owner is diagnosed with a terminal illness after the Contract is issued. (ii)The Owner requests a withdrawal of $25,000 in Contract Year 3. (iii)The free withdrawal amount for Contract Year 3 is $10,000. Without the Waiver of Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $900 (($25,000 - $10,000) x 6%), and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge Rider, the $900 charge is waived, and the Owner receives the full $25,000. Example of Credit Enhancement Recapture if the Extra Credit Rider is Purchased with the Waiver of Withdrawal Charge Rider. Assume: (i)The Owner purchased the 4% Extra Credit Rider and Waiver of Withdrawal Charge Rider at Contract issue. (ii)The initial Purchase Payment was $100,000 (iii)The Owner was younger than age 65 when the Contract was purchased. At the time the Contract is issued, $4,000 is applied as a Credit Enhancement. Assume that six months after Contract issue, the Owner requests a withdrawal of $5,000. The Credit Enhancement is recaptured from this withdrawal as follows:
Withdrawal Amount	x	Credit Enhancements Applied in Last 12 Months
Total Purchase Payments Made in Last 12 Months
$5,000	x	$4,000	=	$200
$100,000

SECUREDESIGNS VARIABLE ANNUITY | AlternateWithdrawalCharge0YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.70%
Name of Benefit [Text Block]	Alternate Withdrawal Charge (0-Year)
Purpose of Benefit [Text Block]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.70%
Brief Restrictions / Limitations [Text Block]	●Not available with the Fixed Account.●We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.●Available at Contract issue only.●Depending on the Annuity Option chosen, a rider fee may be imposed for the life of the Contract.
Name of Benefit [Text Block]	Alternate Withdrawal Charge (0-Year)
Calculation Method of Benefit [Text Block]	Example of the 0-Year Alternate Withdrawal Charge. Assume: (i)The Owner purchased the Contract with the 0-Year Alternate Withdrawal Charge Rider. (ii)The Owner requests a withdrawal of $25,000 in Contract Year 2. (iii)The free withdrawal amount for Contract Year 2 is $10,000. Without the 0-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $1,050, calculated as follows: ($25,000 - $10,000) x 7% Withdrawal Charge, and the Owner would receive $23,950 ($25,000 - $1,050). With the 0-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
SECUREDESIGNS VARIABLE ANNUITY | AlternateWithdrawalCharge4YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense, Footnotes [Text Block]	If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.
Name of Benefit [Text Block]	Alternate Withdrawal Charge (4-Year)[1]
Purpose of Benefit [Text Block]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense, Footnotes [Text Block]	If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.
Brief Restrictions / Limitations [Text Block]	●Not available with the Fixed Account.●We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.●Available at Contract issue only.●This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.●Depending on the Annuity Option chosen, a rider fee may be imposed for the life of the Contract.
Name of Benefit [Text Block]	Alternate Withdrawal Charge (4-Year)[1]
Calculation Method of Benefit [Text Block]	Example of the 4-Year Alternate Withdrawal Charge. Assume: (i)The Owner purchased the Contract with the 4-Year Alternate Withdrawal Charge Rider. (ii)The Owner requests a withdrawal of $25,000 in Contract Year 5. (iii)The free withdrawal amount for Contract Year 5 is $10,000. Without the 4-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $600, calculated as follows: ($25,000 - $10,000) x 4% Withdrawal Charge, and the Owner would receive $24,400 ($25,000 - $600). With the 4-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
SECUREDESIGNS VARIABLE ANNUITY | FourExtraCreditMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.55%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
Name of Benefit [Text Block]	4% Extra Credit
Purpose of Benefit [Text Block]	Provides a Credit Enhancement equal to 4% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.55%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
Brief Restrictions / Limitations [Text Block]	●Credit Enhancements are only applied to Purchase Payments received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.●Not available with the Fixed Account.●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit Enhancement(s) will be forfeited under certain circumstances.●Available at Contract issue only.●Available if the Owner is age 80 or younger on the Contract Date.
Name of Benefit [Text Block]	4% Extra Credit
SECUREDESIGNS VARIABLE ANNUITY | AutomaticBonusCreditMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Bonus Credit (Available May 1, 2005 through December 31, 2007)
Purpose of Benefit [Text Block]	Provided a Bonus Credit, which was automatically added to Contract Value, equal to 2% of each Purchase Payment made in the first Contract Year.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Bonus Credits are only applied to Purchase Payments received in the first Contract Year.●Bonus Credit is subject to any applicable withdrawal charge.●Available for Contracts purchased in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, provided the initial Purchase Payment was received no later than February 28, 2008.●Not available with the 0-Year Alternate Withdrawal Charge Rider.●If you also elected a 4-Year Alternate Withdrawal Charge Rider, your Bonus Credit was equal to 1%, not 2%, of each Purchase Payment received in the first Contract Year.●Available if any Owner was age 80 or younger on the Contract Date.
Name of Benefit [Text Block]	Automatic Bonus Credit (Available May 1, 2005 through December 31, 2007)
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitThreePercentageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitThreePercentageMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitFivePercentageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitFivePercentageMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitSixPercentageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	Not available to Texas residents.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	Not available to Texas residents.
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitSixPercentageMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitSevenPercentageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Not available to Texas residents.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Not available to Texas residents.
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitSevenPercentageMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedLifetimeWithdrawalBenefitOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.85%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.85%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedLifetimeWithdrawalBenefitOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.85%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedLifetimeWithdrawalBenefitTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedLifetimeWithdrawalBenefitTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedMinimumWithdrawalBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Optional Benefit Expense, Footnotes [Text Block]	The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
Name of Benefit [Text Block]	Guaranteed Minimum Withdrawal Benefit
Purpose of Benefit [Text Block]	Permits you to withdraw up to a specified amount each Contract Year, regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. You may periodically increase the Benefit Amount through resets.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Optional Benefit Expense, Footnotes [Text Block]	The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
Brief Restrictions / Limitations [Text Block]	●You are only eligible to reset the remaining Benefit Amount every five years.●The rider charge may be increased in the event that you elect a reset.●While this rider is in effect, we reserve right to restrict subsequent Purchase Payments.●Available only if the Owner and Annuitant were age 85 or younger on the rider purchase date.●Certain withdrawals could significantly reduce or even terminate the benefit.●If a withdrawal (including a withdrawal to pay advisory fees) exceeds the Annual Withdrawal Amount, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual Withdrawal Amount, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual amount of the withdrawal.
Name of Benefit [Text Block]	Guaranteed Minimum Withdrawal Benefit
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedMinimumWithdrawalBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedMinimumIncomeBenefitThreePercentageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedMinimumIncomeBenefitThreePercentageMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedMinimumIncomeBenefitFivePercentageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedMinimumIncomeBenefitFivePercentageMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
SECUREDESIGNS VARIABLE ANNUITY | ThreePercentageExtraCreditMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
SECUREDESIGNS VARIABLE ANNUITY | ThreePercentageExtraCreditMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
SECUREDESIGNS VARIABLE ANNUITY | FivePercentageExtraCreditMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.70%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.70%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
SECUREDESIGNS VARIABLE ANNUITY | FivePercentageExtraCreditMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
SECUREDESIGNS VARIABLE ANNUITY | TotalProtectionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.85%
Optional Benefit Expense, Footnotes [Text Block]	The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
Name of Benefit [Text Block]	Total Protection
Purpose of Benefit [Text Block]	Provides (1) a Guaranteed Growth Death Benefit at 5%, (2) a Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%, and (3) a Guaranteed Minimum Accumulation Benefit, which provides a guaranteed minimum Contract Value at the end of 10 years.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.85%
Optional Benefit Expense, Footnotes [Text Block]	The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
Brief Restrictions / Limitations [Text Block]	●The Guaranteed Minimum Accumulation Benefit will terminate 10 years after the rider purchase date if no reset is elected.●The Guaranteed Growth Death Benefit is reduced by any Annual Withdrawal Amount and is reduced proportionately by any withdrawal that exceeds the Annual Withdrawal Amount for a Contract Year.●Five years after the rider purchase date, under certain circumstances, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit, and the Guaranteed Minimum Accumulation Benefit.●While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments.●Available only if the Owner and Annuitant were age 79 or younger on the rider purchase date.●If you are within 10 years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not receive the full value of the Guaranteed Minimum Accumulation Benefit.●See Guaranteed Growth Death Benefit, the Guaranteed Minimum Withdrawal Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit above.●If a withdrawal (including a withdrawal to pay advisory fees) exceeds the Annual Limit, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual Limit, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual amount of the withdrawal.
Name of Benefit [Text Block]	Total Protection
SECUREDESIGNS VARIABLE ANNUITY | TotalProtectionMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedGrowthDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Growth Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to the Purchase Payments and any Credit Enhancements and/or Bonus Credits, less premium tax and any withdrawals, increased at an annual effective rate of interest (which you elect when you purchase the benefit) adjusted for withdrawals.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●The death benefit is no longer subject to increase following the Contract anniversary after your 80th birthday.●The 6% and 7% Guaranteed Growth Death Benefit is not available to Texas residents.●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.●If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and the Loan Account.●The death benefit is capped at an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less premium tax and any withdrawals, including withdrawal charges.●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the Valuation Date such proof of death and instructions are received by the Company.●Available only if the Owner was age 79 or younger on the Contract Date.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Guaranteed Growth Death Benefit
SECUREDESIGNS VARIABLE ANNUITY | EnhancedDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Name of Benefit [Text Block]	Enhanced Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to your Contract Value increased by an enhanced amount based on a percentage of Contract gains.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	●The enhanced death benefit amount is calculated using a lower percentage for Contract issue age 70 or older.●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the Valuation Date such proof of death and instructions are received by the Company.●Available only if the Owner was age 79 or younger on the Contract Date.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Enhanced Death Benefit
SECUREDESIGNS VARIABLE ANNUITY | EnhancedDeathBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedLifetimeWithdrawalBenefitMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit (“GLWB”) (One or Two Covered Person)
Purpose of Benefit [Text Block]	Provides lifetime minimum income regardless of investment performance, provided you do not take Excess Withdrawals.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Not available with the Fixed Account.●We reserve the right to restrict subsequent Purchase Payments.●Certain withdrawals could significantly reduce or even terminate the benefit.●Contract loans are not available while the rider is in effect.●Not available with the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.●Available only if the age of the Covered Person was at least 55 but no older than 80 on the rider purchase date.●The Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider and such deductions will not reduce benefits under the GLWB Rider as long as the following conditions are met: (1) the withdrawals are the only amount withdrawn in the Contract Year; (2) the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract; (3) we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and (4) the withdrawals do not exceed: (a) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (b) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit (“GLWB”) (One or Two Covered Person)
SECUREDESIGNS VARIABLE ANNUITY | GuaranteedMinimumIncomeBenefitMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Minimum Income Benefit (3% or 5%)
Purpose of Benefit [Text Block]	Provides a minimum amount (“Minimum Income Benefit”), based on a 3% or 5% crediting rate, for the purchase of a fixed Annuity only.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●You may only apply the Minimum Income Benefit to purchase certain fixed Annuity options.●You may not exercise this benefit or convert it to an income stream until your 10th Contract anniversary.●If you elected the benefit at 5%, the Company credits a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market, the Fixed Account and the Loan Account.●Available only if the Owner was age 79 or younger on the Contract Date.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Guaranteed Minimum Income Benefit (3% or 5%)
SECUREDESIGNS VARIABLE ANNUITY | SixPercentageDollarforDollarGuaranteedMinimumIncomeBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense, Footnotes [Text Block]	If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.
Name of Benefit [Text Block]	6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly the Dollar for Dollar Living Benefit)
Purpose of Benefit [Text Block]	Provides a minimum amount (“Minimum Income Benefit”), based on a 6% crediting rate, for purchase of a fixed Annuity, and allows withdrawal of a specified amount each Contract Year (“Annual Limit”) without a proportional reduction to the Minimum Income Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense, Footnotes [Text Block]	If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.
Brief Restrictions / Limitations [Text Block]	●The Company credits a maximum rate of 3%, not 6%, for amounts allocated to Invesco V.I. Government Money Market Subaccount, Fixed Account, PIMCO Low Duration Subaccount and the Loan Account.●You may not exercise this benefit or convert it to an income stream until the 10th anniversary of the rider purchase date.●The Minimum Income Benefit is not subject to increase following the Contract anniversary after the Annuitant’s 80th birthday.●The Annual Limit decreases if withdrawals in excess of the Annual Limit are made in a Contract Year.●Any portion of the Annual Limit not withdrawn in a Contract Year cannot be carried over to a subsequent Contract Year.●The Alternate Benefit, which provides certain fixed annuity payments for a period of 15 years, can only be elected on the 10th anniversary of the rider purchase date.●Available only if the age of the Annuitant was 79 or younger on the Contract Date.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly the Dollar for Dollar Living Benefit)
SECUREDESIGNS VARIABLE ANNUITY | SixPercentageDollarforDollarGuaranteedMinimumIncomeBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
SECUREDESIGNS VARIABLE ANNUITY | ExtraCreditMember
Prospectus:
Name of Benefit [Text Block]	Extra Credit (3% or 5%)
Purpose of Benefit [Text Block]	Provides a Credit Enhancement equal to 3% or 5% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Not available with the Fixed Account.●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.●Credit Enhancements are subject to recapture under certain circumstances.●Available at Contract issue only.●Available only if the Owner was age 80 or younger on the Contract Date.
Name of Benefit [Text Block]	Extra Credit (3% or 5%)
Operation of Benefit [Text Block]	Extra Credit — For an additional charge, as reflected in the Fee Table, this rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; however, each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See Appendix C – Automatic Bonus Credit Rider. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger at issue. If you elect this rider, you may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
Calculation Method of Benefit [Text Block]	Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume: (i)The Owner purchased the Contract with the 4% Extra Credit Rider. (ii)The initial Purchase Payment is $100,000. The amount of the Credit Enhancement added to the Contract Value would be $4,000 ($100,000 x 4%). Thus, the Contract Value at issue would be $104,000. Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $52,000, the amount of the $50,000 Purchase Payment plus $2,000 ($50,000 x 4%). In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing: 1.The amount of the withdrawal, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, less the free withdrawal amount, by 2.The Contract Value immediately prior to the withdrawal. The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser. The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, if you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders. Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume: (i)The Owner purchased the Contract with the 4% Extra Credit Rider. (ii)The initial Purchase Payment is $175,000. The amount of the Credit Enhancement added to the Contract Value would be $7,000 ($175,000 x 4%). Thus, the Contract Value at issue would be $182,000. An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $7,000 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$7,000
2	$1,000	$6,000
3	$2,000	$5,000
4	$3,000	$4,000
5	$4,000	$3,000
6	$5,000	$2,000
7	$6,000	$1,000
8	$7,000	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount – Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal – Unvested Credit Enhancement)
($20,000 - $10,000)	x	$5,000	=	$526.32
($100,000 - $5,000)
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher. If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less or if you make additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit Rider.
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract. Prior to May 1, 2010, on a non-discriminatory basis the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
SECUREDESIGNS VARIABLE ANNUITY | CombinedAnnualSteppedUpandGuaranteedGrowthDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Name of Benefit [Text Block]	Combined Annual Stepped Up and Guaranteed Growth Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to the greater of the Stepped Up Death Benefit and the Guaranteed Growth Death Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the Valuation Date such proof of death and instructions are received by the Company.●Available only if the Owner was age 79 or younger on the Contract Date.●See Annual Stepped Up Death Benefit and Guaranteed Growth Benefit above.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Combined Annual Stepped Up and Guaranteed Growth Death Benefit
SECUREDESIGNS VARIABLE ANNUITY | CombinedAnnualSteppedUpandGuaranteedGrowthDeathBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
SECUREDESIGNS VARIABLE ANNUITY | CombinedEnhancedandAnnualSteppedUpDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Name of Benefit [Text Block]	Combined Enhanced and Annual Stepped Up Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the Valuation Date such proof of death and instructions are received by the Company.●Available only if the Owner was age 79 or younger on the rider purchase date.●See Enhanced Death Benefit and Annual Stepped Up Death Benefit above.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Combined Enhanced and Annual Stepped Up Death Benefit
SECUREDESIGNS VARIABLE ANNUITY | CombinedEnhancedandAnnualSteppedUpDeathBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
SECUREDESIGNS VARIABLE ANNUITY | CombinedEnhancedandGuaranteedGrowthDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Name of Benefit [Text Block]	Combined Enhanced and Guaranteed Growth Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the Valuation Date such proof of death and instructions are received by the Company.●Available only if the Owner was age 79 or younger on the rider purchase date.●See Enhanced Death Benefit and Guaranteed Growth Death Benefit above.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Combined Enhanced and Guaranteed Growth Death Benefit
SECUREDESIGNS VARIABLE ANNUITY | CombinedEnhancedandGuaranteedGrowthDeathBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
SECUREDESIGNS VARIABLE ANNUITY | CombinedEnhancedAnnualSteppedUpandGuaranteedGrowthDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Name of Benefit [Text Block]	Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit or (4) the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the Valuation Date such proof of death and instructions are received by the Company.●Available only if the Owner was age 79 or younger on the rider purchase date.●See Enhanced Death Benefit, Annual Stepped Up Death Benefit and Guaranteed Growth Death Benefit above.●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
SECUREDESIGNS VARIABLE ANNUITY | CombinedEnhancedAnnualSteppedUpandGuaranteedGrowthDeathBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
SECUREDESIGNS VARIABLE ANNUITY | SixPercentageDollarforDollarGuaranteedMinimumIncomeBenefitandGuaranteedMinimumDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.85%
Name of Benefit [Text Block]	6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit)
Purpose of Benefit [Text Block]	Provides a minimum amount (“Minimum Income Benefit”), based on a 6% crediting rate, for purchase of a fixed Annuity, as well as an enhanced death benefit equal to the greatest of (1) Purchase Payments less withdrawals, (2) Purchase Payments less withdrawals increased at an annual effective rate of 6% (“Minimum Death Benefit”), or (3) Contract Value, and allows withdrawal of a specified amount each Contract Year (“Annual Limit”) without a proportional reduction to the Minimum Death Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.85%
Brief Restrictions / Limitations [Text Block]	●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.●Available only if the Owner was age 79 or younger on the Contract Date.●Certain withdrawals could significantly reduce or even terminate the benefits.●See Enhanced Death Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit above."●If a withdrawal (including a withdrawal to pay advisory fees) exceeds the Annual Limit, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual Limit, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual amount of the withdrawal.
Name of Benefit [Text Block]	6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit)
SECUREDESIGNS VARIABLE ANNUITY | SixPercentageDollarforDollarGuaranteedMinimumIncomeBenefitandGuaranteedMinimumDeathBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.85%
SECUREDESIGNS VARIABLE ANNUITY | OptionalRidersMember
Prospectus:
Operation of Benefit [Text Block]	Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (Owners who purchased their Contracts prior to February 1, 2010 were not permitted to select riders with total rider charges in excess of 2.00%): ●Annual Stepped Up Death Benefit; ●Extra Credit at 4%;[1] ●Waiver of Withdrawal Charge; or ●0-Year or 4-Year Alternate Withdrawal Charge.[1] 1The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 4% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved). The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider, Extra Credit at 4% Rider, and Alternate Withdrawal Charge Riders are available in every state. The Waiver of Withdrawal Charge Rider is not available in every state. See a detailed description of each rider below. The deduction of advisory fees from your Contract Value to pay a financial intermediary is treated as a withdrawal under the Contract. Such deductions will reduce death benefits and any guaranteed benefit values, perhaps significantly. Subject to certain conditions, such deductions will not reduce the Guaranteed Lifetime Withdrawal Benefit Rider values. However, such deductions will still result in a reduction in your Contract Value, which could reduce death benefits and reduce the potential for increases in any guaranteed benefits under the Guaranteed Lifetime Withdrawal Benefit Rider. Consult your financial intermediary as to the impact of deducting advisory fees from your Contract Value prior to making an election. For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
SECUREDESIGNS VARIABLE ANNUITY | AlternateWithdrawalChargeMember
Prospectus:
Operation of Benefit [Text Block]	Alternate Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above these riders make available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%
If you purchase one of these riders, the withdrawal charge schedule above will apply in lieu of the seven year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. The amount of the Credit Enhancement forfeiture is calculated in accordance with the Extra Credit Rider. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) is appropriate based on your circumstances. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the date of a Purchase Payment, this rider is not appropriate for you. See “Extra Credit.” Fees for these riders will continue to apply even after the withdrawal charges under the seven-year withdrawal charge schedule are no longer applicable. Fees for these riders are imposed until the Annuity Start Date if Annuity Options 1 through 4, 7, or 8 are chosen and for the life of the Contract if Annuity Options 5 or 6 are chosen. The 4-Year Alternate Withdrawal Charge Rider provides a potential benefit only if a withdrawal is taken in the five to seven years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the seven-year schedule. The Company expects to make a profit from the charge for these riders.
SECUREDESIGNS VARIABLE ANNUITY | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.” The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of: 1.The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or 2.The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death). If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above. If you purchased one of the optional riders that provides an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider above, as well as the discussion of the Guaranteed Growth Death Benefit Rider; Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider; Enhanced Death Benefit Rider; Combined Enhanced and Annual Stepped Up Death Benefit Rider; Combined Enhanced and Guaranteed Growth Death Benefit Rider; Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider; 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider; and Total Protection Rider in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account. The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Calculation Method of Benefit [Text Block]	Example of the Standard Death Benefit. Assume: (i)The initial Purchase Payment is $100,000 (ii)The Owner takes one withdrawal of $10,000 over the life of the Contract (iii)At the time of the Owner’s death, the Contract Value is $89,000 (iv)There is no outstanding Contract Debt and no unvested Credit Enhancements at the time of the Owner’s death If the Owner was 80 years old or younger on the Contract Date, the standard death benefit is the greater of the Contract Value or total Purchase Payments less any withdrawals (including withdrawal charges). The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals and withdrawal charges is $90,000. Thus, the death benefit is $90,000. If the Owner was 81 years or older on the Contract Date, the standard death benefit is the Contract Value, which is $89,000. Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume: (i)The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract. (ii)The Contract Value grows at an annual rate of 3%. (iii)An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.